Interests in Joint Operations - Summary of Assets Held in Joint Operations (Detail) - USD ($) $ in Millions		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of significant joint operations [line items]
Current assets		$ 31,033	$ 22,830
Non-current assets		90,354	85,960	$ 78,024
Total assets		121,387	108,790	$ 102,362
Joint operations [member]
Disclosure of significant joint operations [line items]
Current assets		2,490	1,967
Non-current assets		26,710	25,275
Total assets	[1]	$ 29,200	$ 27,242

[1]	While the Group is unrestricted in its ability to sell a share of its interest in these joint operations, it does not have the right to sell individual assets that are used in these joint operations without the unanimous consent of the other participants. The assets in these joint operations are also restricted to the extent that they are only available to be used by the joint operation itself and not by other operations of the Group.